Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
LEASES

NOTE 16: LEASES

Chartered-out:

The future minimum contractual lease income (charter-out rates are presented net of commissions) is as follows:

Amount
2020	$145,750
2021	88,265
2022	72,877
2023	34,972
2024	35,067
Thereafter	37,175
Total minimum lease revenue, net of commissions	$414,106

Revenues from time charters are not generally received when a vessel is off-hire, including time required for scheduled maintenance of the vessel.